Segmental Reporting (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Operating Segments Line Items
Revenue		$ 377,935	$ 255,702	[1]	$ 192,172	[1]
Tax Benefits Revenue		20,860	5,440	[1]	0	[1]
External revenues and income		398,795	261,142		192,172
Inter-segment revenues		0	0		0
Total revenues and income		398,795	261,142	[1]	192,172	[1]
Cost of sales	[2]	80,696	52,794	[1]	40,438	[1]
Segment Adjusted EBITDA		326,789	237,195		163,547
Reconciliations of unallocated amounts:
Headquarter costs	[3]	(37,774)	(30,434)		(18,071)
Intersegment loss		100	1,587		2,038
Repayment of contract asset under concession arrangements		0	(14,120)		(17,579)
Depreciation and amortization and share based compensation		(117,249)	(70,766)		(50,940)
Other incomes not attributed to segments		3,669	34,681		11,617
Operating profit		175,535	158,143	[1]	90,612	[1]
Finance income		20,439	36,799	[1]	23,341	[1]
Finance expenses		(107,844)	(68,143)	[1]	(62,591)	[1]
Share in the losses of equity accounted investees		(3,350)	(330)	[1]	(306)	[1]
Profit (Loss) before income taxes		84,780	126,469	[1]	51,056	[1]
Others
Disclosure Of Operating Segments Line Items
Revenue		9,351	8,270		11,113
Tax Benefits Revenue		0	0		0
External revenues and income		9,351	8,270		11,113
Inter-segment revenues		5,569	9,074		9,111
Total revenues and income		14,920	17,344		20,224
Cost of sales	[2]	9,470	12,888		13,950
Segment Adjusted EBITDA		4,141	3,035		4,018
Total reportable segments
Disclosure Of Operating Segments Line Items
Revenue		368,584	247,432		181,059
Tax Benefits Revenue		20,860	5,440		0
External revenues and income		389,444	252,872		181,059
Inter-segment revenues		0	0		0
Total revenues and income		389,444	252,872		181,059
Cost of sales	[2]	70,199	45,652		33,093
Segment Adjusted EBITDA		322,648	234,160		159,529
Total reportable segments | MENA
Disclosure Of Operating Segments Line Items
Revenue		155,693	67,687		51,363
Tax Benefits Revenue		0	0		0
External revenues and income		155,693	67,687		51,363
Inter-segment revenues		0	0		0
Total revenues and income		155,693	67,687		51,363
Cost of sales	[2]	29,792	13,204		9,697
Segment Adjusted EBITDA		123,724	71,350		57,598
Total reportable segments | Europe
Disclosure Of Operating Segments Line Items
Revenue		197,143	177,471		129,696
Tax Benefits Revenue		0	0		0
External revenues and income		197,143	177,471		129,696
Inter-segment revenues		0	0		0
Total revenues and income		197,143	177,471		129,696
Cost of sales	[2]	35,450	31,670		23,396
Segment Adjusted EBITDA		165,385	150,677		101,931
Total reportable segments | Western Europe
Disclosure Of Operating Segments Line Items
Revenue					0
Tax Benefits Revenue					0
Segment Adjusted EBITDA					0
Total reportable segments | USA
Disclosure Of Operating Segments Line Items
Revenue		15,748	2,274
Tax Benefits Revenue		20,860	5,440
External revenues and income		36,608	7,714		0
Inter-segment revenues		0	0		0
Total revenues and income		36,608	7,714		0
Cost of sales	[2]	4,957	778		0
Segment Adjusted EBITDA		33,539	12,133
Adjustments
Disclosure Of Operating Segments Line Items
Revenue		0	0		0
Tax Benefits Revenue		0	0		0
External revenues and income		0	0		0
Inter-segment revenues		(5,569)	(9,074)		(9,111)
Total revenues and income		(5,569)	(9,074)		(9,111)
Cost of sales	[2]	1,027	(5,746)		(6,605)
Segment Adjusted EBITDA		$ 0	$ 0		$ 0

[1]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.
[2]	Excluding depreciation and amortization.
[3]	Including general and administrative and development expenses (excluding depreciation and amortization and share-based compensation